POST BALANCE SHEET EVENTS (Narrative) (Details) $ / shares in Units, $ in Thousands						3 Months Ended	12 Months Ended
	Apr. 30, 2026 USD ($) d $ / shares	Feb. 24, 2026 USD ($)	Feb. 11, 2026	Aug. 07, 2025 USD ($)	May 14, 2025 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 22, 2025 USD ($)	Oct. 16, 2025 USD ($)	Feb. 27, 2025 USD ($)	Dec. 31, 2022 USD ($)
Senior Secured Term Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loan maturity				October 1, 2026	July 27, 2026
Face amount of loan				$ 2,000	$ 2,000		$ 60,000	$ 106,900	$ 2,000	$ 4,000
Senior Secured Term Loan [Member] | Perceptive Credit Holdings Iii, Lp [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loan maturity							January 15, 2027
Face amount of loan											$ 81,300
Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Description of standby equity purchase agreement		On February 24, 2026, we entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, LTD. (“Yorkville”), pursuant to which the Company may, at its option, sell to Yorkville up to US$25 million in aggregate gross purchase price (the “Commitment Amount”) of ADSs. Subject to certain limitations and conditions set forth in the SEPA, ADSs may be sold to Yorkville at our discretion from time to time until the earlier of (i) February 24, 2029, and (ii) the date Yorkville has purchased the total Commitment Amount under the SEPA, such period being the “Commitment Period.” From time to time, and at our sole discretion, we may present Yorkville with Advance Notices (as defined in the SEPA) to purchase our ADS. The ADSs will be sold at a price per ADS equal to (a) in the event the Company elects a three trading day pricing period, 0.97 multiplied by the lowest daily VWAP of the ADSs during that pricing period, and (b) in the event the Company elects a one trading day pricing period, 0.95 multiplied by the VWAP of the ADSs during the pricing period.Under the SEPA, the maximum number of ADSs we may elect to sell pursuant to an Advance Notice may not exceed the greater of (i) 100% of the average of the reported daily trading volume of our ADSs on our principal trading market during the five consecutive Trading Days immediately preceding that Advance Notice or (ii) 250,000, unless otherwise mutually agreed in writing. Purchases pursuant to an Advance Notice electing a single day pricing period are also subject to a volume threshold which, if not met, may result in a reduction to the number of ADSs to be purchased to 30% of that days’ trading volume. The SEPA also prohibits us from directing Yorkville to purchase ADSs if those ADSs, when aggregated with all other ADSs or ordinary shares then beneficially owned by the Yorkville and its affiliates, would result in Yorkville and its affiliates beneficially owning more than 4.99% of our then-outstanding ordinary shares.
Description of deficiency notice of listing compliance			On February 11, 2026 and February 19, 2026, the Company received deficiency notices from the Listing Qualifications Department of Nasdaq indicating that the Company was not in compliance with (i) the minimum market value of publicly held shares (“MVPHS”) requirement applicable to companies listed on the Nasdaq Global Select Market and (ii) the minimum bid price requirement of US$1.00 per ADS.In accordance with Nasdaq Listing Rules, the Company has a 180‑day compliance period, expiring in August 2026, to regain compliance with each of these requirements. During this period, the Company’s ADSs will continue to trade on the Nasdaq Global Select Market. The Company is currently focused on taking actions intended to regain compliance with the applicable listing requirements within the prescribed compliance period.
Gross proceeds from issue of American depositary shares (ADSs) upon standby equity purchase agreement		$ 850
Events After Reporting Period [Member] | Minimum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Transition impact on revenue						$ 10,000
Events After Reporting Period [Member] | Maximum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Transition impact on revenue						$ 11,000
Events After Reporting Period [Member] | Senior Secured Term Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Additional amount borrowed	$ 2,500
Face amount of loan	$ 72,500
Percentage of the volume‑weighted average price (“VWAP”) of the ADSs at the time of each such conversion for conversion price	97.00%
Minimum conversion price | $ / shares	$ 0.5061
Percentage of the 30‑day volume‑weighted average price (“VWAP”) of the Company’s ADSs	75.00%
Period of volume‑weighted average price (“VWAP”) of the Company’s ADSs | d	30